Financial Instruments - Derivative Financial Instruments and Hedging Activities (Details) $ in Millions, £ in Billions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 GBP (£)
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt		$ 31,398
Unrealized gain on foreign currency derivatives, before tax		222
Pre-tax gain expected to be reclassified to AOCI		164
Derivative, net liability position, aggregate fair value		936
Collateral already posted, aggregate fair value		958
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	(483)	$ 461
Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	(107)	(64)
Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	(452)	367
Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount		27,500
Derivative, notional amount		3,100
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount		16,000
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign Currency Short Term Borrowings [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	(26)	3
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign Currency Short Term Borrowings [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign Currency Short Term Borrowings [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
All other, net [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	1	0
All other, net [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	0	(16)
All other, net [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	(1)	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	(280)	(826)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency swap [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	0	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency swap [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	(387)	(613)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	(164)	1,028
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	(4)	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	(65)	980
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	(15)	256
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	1	(1)
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign currency swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign currency swap [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	(13)	(4)
Not Designated as Hedging Instrument [Member] | Foreign currency swap [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	(92)	(42)
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)	[1],[2]	$ 0	$ 0
Unsecured Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt | £				£ 1.9

[1]	For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive loss––Foreign currency translation adjustments, net.
[2]	OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.
[3]	Includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges, as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.
[4]	There was no significant ineffectiveness for any period presented.